Columbia Quality Income Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 13.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2023-3PL Class A
08/19/2030	6.600%	419,554	419,615
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	4,000,000	4,045,866
ACHV ABS TRUST(a)
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,950,000	2,966,457
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,708,017	2,725,165
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	11,000,000	11,041,474
Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,307,451
Subordinated Series 2023-B Class B
09/15/2028	7.440%	4,000,000	4,067,854
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.279%	8,000,000	7,931,240
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.276%	6,750,000	6,686,422
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.996%	14,725,000	14,664,657
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	1,963,389	1,960,863
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	339,327	337,490
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.479%	17,075,000	17,068,460
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	1,558,753	1,559,911
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,996,921
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netcredit Combined Receivables LLC(a),(c),(d)
Series 2023-A Class A
12/20/2027	7.780%	1,399,889	1,404,264
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.329%	7,000,000	7,000,441
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	826,366	825,036
Series 2021-2 Class NOTE
01/25/2029	3.000%	1,595,249	1,554,661
Series 2021-5 Class A
08/15/2029	1.530%	25,308	25,256
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	2,288,751	2,273,665
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	4,021,609	4,067,071
Series 2023-3 Class A
12/16/2030	7.600%	3,591,130	3,607,930
Series 2023-8 Class A
06/16/2031	7.299%	2,500,000	2,518,995
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,717,561
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,515	5,032,803
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,999,444	4,057,080
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,999,966	4,090,383
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	1,999,487	2,029,713
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	13,750,000	13,782,513
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.326%	12,000,000	11,919,720
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,244,029	2,947,390

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.176%	7,800,000	7,802,886
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.976%	6,500,000	6,480,981
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.310%	10,000,000	9,954,860
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	2,032,517	2,046,692
Series 2023-1A Class A
04/15/2029	7.580%	3,841,084	3,872,451
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,152,463	1,150,672
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	7,639,641	7,544,300
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	792,303	781,067
Series 2021-ST8 Class A
10/20/2029	1.750%	1,484,578	1,466,015
Series 2021-ST9 Class A
11/20/2029	1.700%	1,221,623	1,204,643
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	1,369,956	1,369,511
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	298,362	297,661
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	8,385,550	8,192,703
Total Asset-Backed Securities — Non-Agency (Cost $210,929,011)			210,798,770

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,833,504	16,735,377
FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	5,829,344	5,458,784
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e),(f)
Series 2019-102 Class IB
03/16/2060	0.835%	12,756,549	655,192
Series 2019-118 Class IO
06/16/2061	0.811%	19,414,146	925,362
Series 2019-131 Class IO
07/16/2061	0.802%	24,909,591	1,302,037
Series 2019-134 Class IO
08/16/2061	0.652%	17,027,353	699,819
Series 2019-139 Class IO
11/16/2061	0.671%	17,650,115	746,099
Series 2020-19 Class IO
12/16/2061	0.718%	17,955,267	883,557
Series 2020-3 Class IO
02/16/2062	0.615%	18,955,219	793,232
Total Commercial Mortgage-Backed Securities - Agency (Cost $42,476,432)			28,199,459

Commercial Mortgage-Backed Securities - Non-Agency 4.0%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	5,516,931
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,769,025
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.682%	5,491,997	5,485,126
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	6,000,000	5,475,039
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	2,133,697
Hilton USA Trust(a),(g)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	260,273
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,235,721	17,503,823
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,782,231
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,684,191
Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.582%	4,750,000	4,559,914
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.932%	6,225,000	5,738,509
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $80,341,232)			60,908,759

Residential Mortgage-Backed Securities - Agency 85.1%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	15,586,519	13,757,952
Federal Home Loan Mortgage Corp.
10/01/2024- 06/01/2053	5.000%	16,528,696	16,079,736
06/01/2030- 07/01/2053	5.500%	12,638,383	12,533,691
05/01/2036	2.000%	5,406,781	4,805,784
03/01/2042- 05/01/2052	3.500%	45,715,943	41,533,066
11/01/2043- 08/01/2052	3.000%	36,711,570	32,047,077
08/01/2044- 12/01/2052	4.000%	33,288,667	31,034,384
02/01/2051	2.500%	21,388,477	17,879,924
05/01/2053	4.500%	19,838,137	18,787,678
02/01/2054	6.000%	20,181,039	20,273,558
Federal Home Loan Mortgage Corp.(h)
08/01/2041	4.500%	1,725,962	1,685,850
Federal Home Loan Mortgage Corp.(i)
12/01/2052	5.000%	19,029,640	18,868,004
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.511%	3,034,499	259,985
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.511%	4,346,271	385,944
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.461%	1,895,907	208,953
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.511%	3,922,085	450,837
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	3,313,979	213,376
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.614%	7,045,923	837,482
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.414%	5,286,705	512,743
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.644%	11,576,368	1,586,009
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.614%	15,249,591	2,151,572
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.531%	4,095,229	351,251
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.561%	1,490,443	132,657
Federal Home Loan Mortgage Corp.(f)
CMO Series 304 Class C69
12/15/2042	4.000%	1,154,492	220,826
CMO Series 4139 Class CI
05/15/2042	3.500%	1,643,920	131,501
CMO Series 4147 Class CI
01/15/2041	3.500%	621,900	16,828
CMO Series 4177 Class IY
03/15/2043	4.000%	3,317,210	503,957
CMO Series 4215 Class IL
07/15/2041	3.500%	269,185	10,019

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 4068 Class GI
09/15/2036	0.000%	2,124,542	159,072
CMO Series 4107 Class KS
06/15/2038	0.000%	2,089,024	84,900
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	10,966,636	9,591,790
CMO Series 204763 Class ZW
08/15/2047	4.000%	12,707,419	11,786,883
Federal Home Loan Mortgage Corp. REMICS(b),(f)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.664%	24,681,867	2,576,264
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.540%	33,495,645	3,233,552
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 5105 Class ID
05/25/2051	3.000%	19,828,007	3,684,795
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	56,563,825	51,896,598
02/01/2035- 09/01/2053	5.000%	46,229,348	45,241,757
03/01/2036- 08/01/2041	4.500%	7,623,239	7,426,280
06/01/2036- 01/01/2052	2.000%	137,385,274	110,137,927
09/01/2036	6.500%	1,037,914	1,074,076
01/01/2042	4.000%	1,355,882	1,276,531
11/01/2046- 06/01/2052	3.000%	110,373,269	96,214,483
12/01/2050- 05/01/2051	2.500%	38,901,355	32,787,914
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,571,295	4,108,991
Federal National Mortgage Association(h)
08/01/2052	4.000%	35,894,855	33,465,057
Federal National Mortgage Association(b),(f)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	0.644%	4,568,122	176,093
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	0.664%	3,995,553	289,529
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.664%	541,712	5,431
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.714%	6,490,446	750,692
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	0.514%	14,120,903	1,581,038
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.414%	8,340,815	1,024,965
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.564%	11,887,597	1,381,673
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.564%	10,370,729	1,066,441
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.714%	8,064,275	956,986
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	26,860,388	852,592
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.714%	6,044,474	687,071
Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.614%	16,864,552	1,720,291
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.614%	10,703,292	1,148,141
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	0.514%	14,165,772	1,674,744
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.644%	16,285,792	2,320,631
Federal National Mortgage Association(e),(f)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,226,616	22
Federal National Mortgage Association(f)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	973,911	36,130
CMO Series 2012-133 Class EI
07/25/2031	3.500%	69,448	256
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,522,529	143,373
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,527,264	221,650
CMO Series 2013-16
01/25/2040	3.500%	773,361	15,538
CMO Series 2020-55 Class MI
08/25/2050	2.500%	19,044,216	3,137,628
CMO Series 417 Class C4
02/25/2043	3.500%	5,896,676	1,152,815
Federal National Mortgage Association REMICS(b),(f)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	0.714%	12,077,197	1,404,565
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,610,684	7,704,418
Federal National Mortgage Association REMICS(f)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	14,533,898	2,695,186
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-54 Class LI
04/25/2049	2.500%	20,441,285	2,835,777
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	6,447,579	5,596,476
CMO Series 5104 Class LH
06/25/2049	2.000%	4,922,811	4,021,619
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	122,161	127,054
01/15/2039- 08/20/2040	5.000%	4,319,339	4,360,268
01/20/2051	2.000%	13,826,277	11,262,856
04/20/2051	2.500%	23,842,432	19,473,824
Government National Mortgage Association(h)
04/20/2048	4.500%	6,560,834	6,354,240
05/20/2051	2.500%	49,111,085	40,112,467
Government National Mortgage Association(f)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,346,846	329,697
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,248,407	325,088
CMO Series 2015-175 Class AI
10/16/2038	3.500%	9,987,923	851,053
CMO Series 2020-138 Class IN
09/20/2050	2.500%	12,630,373	1,736,742
CMO Series 2020-138 Class JI
09/20/2050	2.500%	26,806,007	3,616,112
CMO Series 2020-142 Class GI
09/20/2050	3.000%	7,607,241	1,201,011
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,022,965	2,551,619
CMO Series 2020-191 Class TI
12/20/2050	2.500%	9,180,221	1,078,582
CMO Series 2020-191 Class UC
12/20/2050	4.000%	17,132,957	3,490,477
CMO Series 2021-1 Class IB
01/20/2051	2.500%	19,541,659	2,707,854
CMO Series 2021-111 Class AI
06/20/2051	2.500%	17,509,493	2,416,082
CMO Series 2021-119 Class LI
07/20/2051	3.000%	20,271,060	3,254,535
CMO Series 2021-122 Class HI
11/20/2050	2.500%	17,075,228	2,179,028
CMO Series 2021-142 Class IX
08/20/2051	2.500%	23,148,014	3,199,387
CMO Series 2021-146 Class IK
08/20/2051	3.500%	21,160,477	3,926,815

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-158 Class VI
09/20/2051	3.000%	17,330,314	2,768,121
CMO Series 2021-159 Class IP
09/20/2051	3.000%	13,206,393	2,104,490
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	22,608,672	3,700,526
CMO Series 2021-27 Class IN
02/20/2051	2.500%	12,142,908	1,674,787
CMO Series 2021-67 Class GI
04/20/2051	3.000%	19,016,247	3,090,347
CMO Series 2021-8 Class BI
01/20/2051	2.500%	18,250,985	2,678,409
CMO Series 2021-8 Class IO
01/20/2051	3.000%	34,423,634	5,516,384
Government National Mortgage Association(b),(f)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.764%	9,376,515	1,127,801
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.766%	5,848,402	566,700
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.766%	7,347,028	730,525
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.766%	5,401,334	473,308
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.716%	3,562,320	323,510
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.766%	9,149,270	900,754
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.716%	7,073,727	677,421
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	0.766%	6,713,469	780,715
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.766%	4,224,196	397,451
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.766%	4,869,621	447,981
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.766%	6,554,921	756,918
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.766%	5,661,013	488,384
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.666%	12,435,594	1,398,589
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	0.666%	7,181,348	581,316
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.616%	6,168,530	519,823
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.616%	6,588,001	798,539
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	0.666%	11,793,940	1,107,659
Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.614%	14,834,385	2,268,330
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.666%	15,443,435	1,624,382
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.766%	11,434,932	1,244,548
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.816%	18,152,827	2,021,107
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.816%	12,860,767	1,447,617
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	0.666%	11,166,415	1,351,797
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	20,130,743	2,413,318
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	148,077,542	439,287
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.866%	22,097,206	2,535,170
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	0.646%	22,480,186	1,925,041
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	0.656%	19,161,324	1,656,460
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	0.726%	31,813,499	2,726,446
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	0.616%	27,711,570	2,532,558
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	0.716%	32,195,277	3,391,570
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	1.526%	26,491,022	2,503,327
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.616%	30,196,117	2,815,927
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.406%	15,643,708	945,453
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.616%	34,546,536	3,393,071
CMO Series 2023-115 Class SB
-1.0 x 30-day Average SOFR + 5.820% Cap 5.820% 08/20/2053	0.496%	15,994,294	570,771
CMO Series 2023-133 Class HS
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.176%	53,603,155	2,602,873

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-140 Class SJ
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.176%	16,867,254	980,018
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.616%	25,011,408	2,566,223
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	0.826%	25,193,472	2,220,389
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.616%	24,290,022	2,418,346
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.026%	17,120,551	1,462,449
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.726%	16,444,207	1,110,758
Government National Mortgage Association(b)
CMO Series 2020-77 Class GS
1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.616%	14,759,540	1,349,047
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	2.801%	2,660,580	2,439,082
Government National Mortgage Association TBA(j)
03/20/2054	3.000%	17,000,000	14,902,594
03/20/2054	4.500%	65,000,000	62,067,667
Uniform Mortgage-Backed Security TBA(j)
03/18/2039	2.500%	20,000,000	18,130,773
03/18/2039- 03/13/2054	3.000%	95,000,000	83,810,966
03/13/2054	2.000%	29,000,000	22,784,248
03/13/2054	3.500%	99,927,560	88,891,731
03/13/2054	4.500%	95,000,000	89,920,118
03/13/2054	5.000%	4,000,000	3,878,752
03/13/2054	5.500%	8,000,000	7,913,382
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/13/2054	6.000%	20,000,000	20,083,416
Total Residential Mortgage-Backed Securities - Agency (Cost $1,434,561,867)			1,312,113,546

Residential Mortgage-Backed Securities - Non-Agency 18.5%

A&D Mortgage Trust(a),(e)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,645,500	4,632,587
Ajax Mortgage Loan Trust(a),(e)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,756,982	2,687,254
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,427,559
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.385%	2,396,270	2,399,719
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	8,473,552	8,473,552
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	6,911,919	6,449,998
CMO Series 2023-1 Class M1
03/25/2058	8.300%	6,144,000	6,206,526
CMO Series 2023-3 Class A1
07/25/2058	7.100%	6,854,559	6,912,125
CMO Series 2023-4 Class A1
09/25/2058	7.573%	4,497,285	4,575,677
CMO Series 2023-4 Class M1
09/25/2058	8.449%	5,480,320	5,606,101
CIM Trust(a),(e)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	7,352,322
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,227,626	2,191,142
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,686,448	2,610,664
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2009-11 Class 1A2
02/25/2037	5.700%	156,989	151,730
CMO Series 2014-A Class B2
01/25/2035	5.472%	595,196	582,632
Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,741,914	2,613,325
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164% 01/25/2040	7.486%	1,840,955	1,863,920
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	8.322%	10,000,000	10,256,523
Subordinated CMO Series 2019-R01 Class 2B1
30-day Average SOFR + 4.464% 07/25/2031	9.786%	11,290,000	12,136,750
CSMC Trust(a),(e)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	1,939,716	1,881,815
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	5,114,318	4,243,804
FIGRE Trust(a),(e)
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.991%	1,892,082	1,920,852
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	4,107,817	3,949,962
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.072%	4,000,000	4,157,120
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.822%	7,000,000	7,533,750
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	6,452,101	6,387,580
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.922%	5,366,476	5,475,743
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.072%	4,500,000	4,709,734
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	1,945,004	1,785,407
GCAT Trust(a),(e)
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	6,212,338	5,739,794
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	7,526,632	6,322,907
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	3,875,173	3,785,527
LHOME Mortgage Trust(a),(e)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	9,996,916
New Residential Mortgage Loan Trust(a),(e),(f)
CMO Series 2014-1A Class AIO
01/25/2054	2.239%	7,928,718	408,885
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,361,080
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.012%	12,000,000	8,833,231
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	2,116,072	1,934,094
OBX Trust(a),(e)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,045,476
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	3,650,000	3,645,727
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	1,715,822	1,717,813
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.085%	12,750,000	12,810,891
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	5,984,036	5,625,351
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	3,842,840	3,708,734
CMO Series 2022-NQM1 Class M1
08/25/2067	5.447%	6,000,000	5,573,520
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,479,702
PRET LLC(a),(c),(d),(e)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	8,000,000	8,000,000

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,863,188	2,830,235
PRKCM Trust(a),(e)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	4,377,269	3,998,986
PRPM LLC(a),(e)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,267,544
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	2,700,000	2,408,526
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.172%	561,539	561,909
RCO Mortgage LLC(a),(e)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	4,700,000	4,677,297
RUN Trust(a),(e)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.050%	5,000,000	3,826,190
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,309,109	1,267,936
Saluda Grade Alternative Mortgage Trust(a),(c),(d),(e)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	0.000%	4,157,316	7,077,414
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	3,953,870
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	5,292,647	4,934,895
Toorak Mortgage Trust(a),(e)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,001,301
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.035%	1,131,555	1,132,222
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,544,477	3,408,667
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	299,657	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	351,650	0
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	5,765,731
CMO Series 2023-INV1 Class M1
02/25/2068	7.577%	4,200,000	4,266,399
Subordinated CMO Series 2023-8 Class B1
12/25/2068	8.156%	2,000,000	2,013,523
Subordinated CMO Series 2023-8 Class B2
12/25/2068	8.156%	1,000,000	954,087
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	2,154,822	1,901,836
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $282,170,176)			284,414,089

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $8,618,000)	8,363,494

Put Option Contracts Purchased 0.1%

(Cost $1,320,000)	1,884,690

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(k),(l)	66,617,471	66,604,147
Total Money Market Funds (Cost $66,604,147)		66,604,147
Total Investments in Securities (Cost: $2,127,020,865)		1,973,286,954
Other Assets & Liabilities, Net		(431,906,266)
Net Assets		1,541,380,688
At February 29, 2024, securities and/or cash totaling $18,839,871 were pledged as collateral.
Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	8,342	06/2024	USD	891,811,938	1,451,241	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(493)	06/2024	USD	(58,790,250)	—	(81,967)
U.S. Treasury 10-Year Note	(2,394)	06/2024	USD	(264,387,375)	—	(75,819)
U.S. Treasury 2-Year Note	(1,731)	06/2024	USD	(354,422,250)	—	(357,895)
U.S. Treasury Ultra Bond	(4)	06/2024	USD	(511,500)	—	(540)
Total					—	(516,221)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	09/20/2024	4,500,000	3,560,490
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	95,000,000	95,000,000	4.00	11/06/2024	2,850,000	3,655,144
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	40,000,000	40,000,000	3.75	11/29/2024	1,268,000	1,147,860
Total							8,618,000	8,363,494

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.90	07/17/2024	1,320,000	1,884,690

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	19,800,000	(301,508)	—	—	—	(301,508)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.186	USD	5,000,000	(961,517)	2,083	—	(579,614)	—	(379,820)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	10,000,000	(1,923,033)	4,167	—	(1,508,185)	—	(410,681)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	28.214	USD	2,654,560	(417,756)	1,106	—	(135,019)	—	(281,631)
Total								(3,302,306)	7,356	—	(2,222,818)	—	(1,072,132)

Columbia Quality Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, February 29, 2024 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $552,171,656, which represents 35.82% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $16,481,678, which represents 1.07% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security in default.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	38,986,638	650,770,186	(623,154,736)	2,059	66,604,147	9,656	2,715,088	66,617,471
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund  | Third Quarter Report 2024

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3QT236_05_P01_(04/24)